Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date		rr_ProspectusDate	Feb. 27, 2015
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock LifePath® Active 2055 Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock LifePath® Active 2055 Fund (the “2055 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2016
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional		bf2_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	March 1, 2025
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average nets assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

			The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund:
  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
  Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2055 Custom Benchmark. The 2055 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2055 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2055 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2055 Custom Benchmark. The 2055 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2055 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2055 Custom Benchmark’s actual allocation over time, which may be different than the current allocation.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2055 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.70% (quarter ended December 31, 2013) and the lowest return for a quarter was –1.82% (quarter ended September 30, 2014).
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Investor A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	6.99%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	7.89%
Fee Waivers and/or Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(6.89%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4]	rr_NetExpensesOverAssets	1.00%
1 Year		rr_ExpenseExampleYear01	$ 622
3 Years		rr_ExpenseExampleYear03	1,028
5 Years		rr_ExpenseExampleYear05	1,459
10 Years		rr_ExpenseExampleYear10	$ 2,654
2014		rr_AnnualReturn2014	3.37%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.70%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.82%)
1 Year		rr_AverageAnnualReturnYear01	(2.06%)
Since Inception		rr_AverageAnnualReturnSinceInception	9.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	6.94%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	7.59%
Fee Waivers and/or Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(6.84%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4]	rr_NetExpensesOverAssets	0.75%
1 Year		rr_ExpenseExampleYear01	$ 77
3 Years		rr_ExpenseExampleYear03	453
5 Years		rr_ExpenseExampleYear05	855
10 Years		rr_ExpenseExampleYear10	$ 1,979
1 Year		rr_AverageAnnualReturnYear01	3.63%
Since Inception		rr_AverageAnnualReturnSinceInception	12.67%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Class R Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	[2],[3]	rr_OtherExpensesOverAssets	7.49%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	8.64%
Fee Waivers and/or Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(7.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4]	rr_NetExpensesOverAssets	1.24%
1 Year		rr_ExpenseExampleYear01	$ 126
3 Years		rr_ExpenseExampleYear03	604
5 Years		rr_ExpenseExampleYear05	1,109
10 Years		rr_ExpenseExampleYear10	$ 2,497
1 Year		rr_AverageAnnualReturnYear01	3.20%
Since Inception		rr_AverageAnnualReturnSinceInception	12.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Return After Taxes on Distributions | Investor A Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.04%)
Since Inception		rr_AverageAnnualReturnSinceInception	7.31%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.29%
Since Inception		rr_AverageAnnualReturnSinceInception	6.76%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.24%
Since Inception		rr_AverageAnnualReturnSinceInception	20.65%
Investor A, Institutional and Class R | BLACKROCK LIFEPATH ACTIVE 2055 FUND | 2055 Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	6.59%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	12.20%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average nets assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	The 2055 Custom Benchmark reflects the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays U.S. TIPS Index.